Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable [Member]
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts	¥ 29